Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill Abstract
Schedule of Goodwill

For the purpose of impairment testing, goodwill is allocated as follows:

	At December 31,	At December 31,
	2023	2022
	(EUR thousand)
Biopharmaceutical and Diagnostic Solutions (*)	31,804	31,804
Engineering Systems	18,179	15,438
Total Goodwill	49,983	47,243

(*) For the purpose of the impairment test at December 31, 2022, the goodwill currently allocated to CGU Biopharmaceutical and Diagnostic Solutions amounting to EUR 31,804 thousand was allocated to the CGUs Drug Containment Solutions (DCS) and In-vitro Diagnostic Consumables & Drug Delivery Systems (IVD&DDS) for EUR 4,976 thousand and EUR 26,828 thousand respectively.